First Trust NASDAQ ABA Community Bank Index Fund Investment Strategy - First Trust NASDAQ ABA Community Bank Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is jointly owned and was developed by Nasdaq, Inc. and the American Bankers Association (the “ABA”). The Index is calculated and maintained by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to measure the performance of a subset of securities included in the ABA Nasdaq Community Bank Index. According to the Index Provider, to be eligible for inclusion in the ABA Nasdaq Community Bank Index, the issuer must be listed on The Nasdaq Stock Market and either be allocated to the banks supersector, according to the Industry Classification Benchmark, or determined to be a bank, thrift or holding company of such by ABA Community Bank. From this initial universe, the ABA Nasdaq Community Bank Index excludes the securities of the 50 largest banks or thrifts and their holding companies by asset size, as determined by the most recently available call report data as compiled by the Federal Deposit Insurance Corporation (the “FDIC”). According to the Index Provider, the ABA Nasdaq Community Bank Index also excludes securities issued by banks or thrifts with either an international specialization or a credit card specialization (and holding companies if such banks or thrifts constitute the majority of the relevant holding company’s assets), as determined by the most recently available call report data as compiled by the FDIC. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index selects the securities from the ABA Nasdaq Community Bank Index that also meet minimum size, liquidity and other eligibility requirements for inclusion in the Index. The Fund may invest in companies with various market capitalizations. Securities selected for inclusion in the Index are weighted according to market capitalization. However, the maximum weight for an individual component security is capped at 25% and securities weighing more than 5% cannot collectively exceed 50% of the entire portfolio. If either threshold is broken, the Index would be rebalanced using a modified market capitalization-weighting such that the maximum weight of any security will not exceed 8% and no more than five securities are at that cap. The excess weight of any capped security would be distributed proportionally across the remaining securities. If after redistribution, any of the five highest-ranked securities are weighted below 8%, these securities would not be capped. Next, any remaining securities with weights in excess of 4% would be capped at 4% and the excess weight would be redistributed proportionally across the remaining securities. The process would be repeated, if necessary, to derive the final weights. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 149 securities and the Fund had significant investments in financial companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 149 securities and the Fund had significant investments in financial companies, although this may change from time to time.